SCHEDULE II - Condensed Balance Sheets - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2006
Assets
Fixed maturities, at fair value (amortized cost: 2020, $517,294; 2019, $56,096)	$ 12,786,380	$ 10,680,714
Short-term investments, at fair value (amortized cost: 2020, $nil; 2019, $3,993)	416,350	1,003,421
Other assets	174,193	169,521
Total assets	26,898,575	25,062,405
Liabilities
Accounts payable, accrued expenses and other	612,069	517,084
Total liabilities	19,571,578	17,792,236
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 2020, 25,489,636 shares; 2019, 28,169,062 shares; aggregate liquidation value: 2020, $637,241; 2019, $704,227)	25,490	28,169
Additional paid-in capital	2,334,564	2,396,530
Accumulated other comprehensive loss	(96,005)	(75,925)
Retained earnings	5,062,948	4,921,395
Total shareholders’ equity	7,326,997	7,270,169	$ 6,516,514
Total liabilities and shareholders’ equity	26,898,575	25,062,405
Other information
Amortized cost of trading securities, debt	12,341,937	10,468,937
Short-term investments, amortized cost	$ 416,059	$ 1,003,508
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Preferred shares, par value per share	$ 1.00	$ 1.00
Preferred shares, shares issued	25,489,636	28,169,062
Preferred shares, shares outstanding	25,489,636	28,169,062
Aggregate liquidation preference	$ 637,241	$ 704,227
Notes Issued	458,000
Payments for Repurchase of Redeemable Preferred Stock	66,985	0	0
Non-cash dividends received from subsidiaries	979,000
Non-cash capital contributions to subsidiaries	22,000
Non-cash exchange of intercompany balances	204,000
Notes Issued By PartnerRe Finance II Inc | Capital efficient notes
Other information
Commitment	62,484	62,000			$ 250,000
Parent Company
Assets
Fixed maturities, at fair value (amortized cost: 2020, $517,294; 2019, $56,096)	519,967	58,161
Short-term investments, at fair value (amortized cost: 2020, $nil; 2019, $3,993)	0	3,993
Cash and cash equivalents	10,020	4,512	1,081	$ 26,681
Investment in subsidiaries	9,291,985	8,896,352
Intercompany loans and balances receivable	21,559	219,815
Other assets	11,443	4,422
Total assets	9,854,974	9,187,255
Liabilities
Intercompany loans and balances payable	2,490,500	1,884,499
Accounts payable, accrued expenses and other	37,477	32,587
Total liabilities	2,527,977	1,917,086
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 2020, 25,489,636 shares; 2019, 28,169,062 shares; aggregate liquidation value: 2020, $637,241; 2019, $704,227)	25,490	28,169
Additional paid-in capital	2,334,564	2,396,530
Accumulated other comprehensive loss	(96,005)	(75,925)
Retained earnings	5,062,948	4,921,395
Total shareholders’ equity	7,326,997	7,270,169
Total liabilities and shareholders’ equity	9,854,974	9,187,255
Other information
Amortized cost of trading securities, debt	517,294	56,096
Short-term investments, amortized cost	$ 0	$ 3,993
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Preferred shares, par value per share	$ 1.00	$ 1.00
Preferred shares, shares issued	25,489,636	28,169,062
Preferred shares, shares outstanding	25,489,636	28,169,062
Aggregate liquidation preference	$ 637,241	$ 704,227
Parent Company | Financial Guarantee | Notes Issued By PartnerRe Finance II Inc | Capital efficient notes
Other information
Aggregate principal amount of guarantee obligations	$ 62,000
Stated interest rate of debt instrument	6.44%
Parent Company | Financial Guarantee | Notes issued by PartnerRe Finance B LLC | Capital efficient notes
Other information
Stated interest rate of debt instrument	4.50%
Commitment	$ 500,000
Parent Company | Financial Guarantee | Notes issued by PartnerRe Finance B LLC | Senior Notes
Other information
Percentage ownership	100.00%
Stated interest rate of debt instrument	3.70%
Parent Company | Financial Guarantee | 2016 Euro Senior Notes | Senior Notes
Other information
Stated interest rate of debt instrument	1.25%
Subsidiaries
Other information
Payment of dividends by subsidiary on behalf of parent	$ 96,000	$ 246,000	$ 94,000
Payments for Repurchase of Redeemable Preferred Stock	67,000
Non-cash capital contributions to subsidiaries	$ 25,000